Property, Plant and Equipment and Intangible Assets	12 Months Ended
Dec. 27, 2014
Property, Plant And Equipment And Intangible Assets [Abstract]
Property, Plant and Equipment and Intangible Assets
Property, Plant and Equipment and Intangible Assets
A summary of our property, plant and equipment is as follows:

	Average Useful Life (Years)	2014	2013	2012
Property, plant and equipment, net
Land		$1,288	$1,340
Buildings and improvements	15 – 44	8,114	8,375
Machinery and equipment, including fleet and software	5 – 15	25,146	25,415
Construction in progress		1,752	1,831
		36,300	36,961
Accumulated depreciation		(19,056)	(18,386)
		$17,244	$18,575
Depreciation expense		$2,441	$2,472	$2,489

Property, plant and equipment is recorded at historical cost. Depreciation and amortization are recognized on a straight-line basis over an asset’s estimated useful life. Land is not depreciated and construction in progress is not depreciated until ready for service.
A summary of our amortizable intangible assets is as follows:

		2014			2013			2012
Amortizable intangible assets, net	Average Useful Life (Years)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Acquired franchise rights	56 – 60	$879	$(89)	$790	$910	$(83)	$827
Reacquired franchise rights	5 – 14	107	(95)	12	108	(86)	22
Brands	20 – 40	1,361	(1,004)	357	1,400	(996)	404
Other identifiable intangibles	10 – 24	595	(305)	290	686	(301)	385
		$2,942	$(1,493)	$1,449	$3,104	$(1,466)	$1,638
Amortization expense				$92			$110	$119

Amortization of intangible assets for each of the next five years, based on existing intangible assets as of December 27, 2014 and using average 2014 foreign exchange rates, is expected to be as follows:

	2015	2016	2017	2018	2019
Five-year projected amortization	$82	$74	$68	$66	$63

Depreciable and amortizable assets are only evaluated for impairment upon a significant change in the operating or macroeconomic environment. In these circumstances, if an evaluation of the undiscounted cash flows indicates impairment, the asset is written down to its estimated fair value, which is based on discounted future cash flows. Useful lives are periodically evaluated to determine whether events or circumstances have occurred which indicate the need for revision. For additional unaudited information on our policies for amortizable brands, see “Our Critical Accounting Policies” in Management’s Discussion and Analysis of Financial Condition and Results of Operations.

Nonamortizable Intangible Assets
We did not recognize any impairment charges for goodwill in each of the fiscal years ended December 27, 2014, December 28, 2013 and December 29, 2012. In 2014, we performed the impairment analysis for goodwill for all our reporting units using the qualitative approach and concluded that it was more likely than not that the estimated fair values of our reporting units were greater than their carrying amounts. After reaching this conclusion, no further testing was performed.
In 2014 and 2012, we recognized pre-tax impairment charges in ESSA for nonamortizable intangible assets of $23 million in each year. We recognized no impairment charges for nonamortizable intangible assets in 2013. Based on our year-end assessment, the estimated fair values of our indefinite-lived reacquired and acquired franchise rights recorded at NAB exceed their carrying values. However, there could be an impairment of the carrying value of NAB’s reacquired and acquired franchise rights if future revenues and their contribution to the operating results of NAB’s CSD business do not achieve our estimated future cash flows or if macroeconomic conditions result in a future increase in the weighted-average cost of capital used to estimate fair value. We have also analyzed the impact of the recent economic and political developments in Russia on the estimated fair value of our indefinite-lived intangible assets in Russia and have concluded that there is no impairment as of December 27, 2014. However, a further deterioration in these conditions in Russia could potentially require us to record an impairment charge for these assets in the future. For additional information on our policies for nonamortizable intangible assets, see Note 2 to our consolidated financial statements.
The change in the book value of nonamortizable intangible assets is as follows:

	Balance, Beginning 2013	Acquisitions/(Divestitures)	Translation and Other	Balance, End of 2013	Translation and Other	Balance, End of 2014
FLNA
Goodwill	$316	$—	$(11)	$305	$(14)	$291
Brands	31	—	(2)	29	(2)	27
	347	—	(13)	334	(16)	318
QFNA
Goodwill	175	—	—	175	—	175

NAB
Goodwill	9,931	5	(42)	9,894	(48)	9,846
Reacquired franchise rights	7,337	16	(72)	7,281	(88)	7,193
Acquired franchise rights	1,573	(8)	(14)	1,551	(13)	1,538
Brands	108	—	—	108	—	108
	18,949	13	(128)	18,834	(149)	18,685
Latin America
Goodwill	773	—	(64)	709	(65)	644
Brands	268	—	(24)	244	(21)	223
	1,041	—	(88)	953	(86)	867
ESSA (a)
Goodwill	5,214	—	(187)	5,027	(1,488)	3,539
Reacquired franchise rights	772	—	(12)	760	(189)	571
Acquired franchise rights	223	—	7	230	(31)	199
Brands	4,284	—	(213)	4,071	(1,408)	2,663
	10,493	—	(405)	10,088	(3,116)	6,972
AMENA
Goodwill	562	(4)	(55)	503	(33)	470
Brands	148	—	(21)	127	(10)	117
	710	(4)	(76)	630	(43)	587

Total goodwill	16,971	1	(359)	16,613	(1,648)	14,965
Total reacquired franchise rights	8,109	16	(84)	8,041	(277)	7,764
Total acquired franchise rights	1,796	(8)	(7)	1,781	(44)	1,737
Total brands	4,839	—	(260)	4,579	(1,441)	3,138
	$31,715	$9	$(710)	$31,014	$(3,410)	$27,604

(a)	The change in 2014 primarily reflects the depreciation of the Russian ruble.